INCOME AND SOCIAL CONTRIBUTION TAXES - Breakdown of accumulated tax losses and social contribution tax losses carried forward (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax loss carried forward	R$ 3,929,920	R$ 3,187,324
Negative tax basis of social contribution carried forward	R$ 4,240,000	R$ 3,412,700